Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 665	$ 683	$ 682	$ 493
Settlement deposits	677	520
Trade receivables, net	1,624	1,550
Contract assets	108	168
Settlement receivables	291	175
Other receivables	70	65
Prepaid expenses and other current assets	253	236
Current assets	0	101
Assets held for sale	0	863
Total current assets	3,688	4,361
Property and equipment, net	610	626
Goodwill	13,730	14,178	$ 14,745
Intangible assets, net	3,885	4,590
Computer software, net	1,728	1,608
Deferred contract costs, net	354	300
Other noncurrent assets	531	363
Total assets	24,526	26,026
Current liabilities:
Accounts payable and accrued liabilities	1,241	1,146
Settlement payables	949	714
Deferred revenues	776	741
Current portion of long-term debt	1,045	332
Liabilities held for sale	0	279
Total current liabilities	4,011	3,212
Long-term debt, excluding current portion	7,718	10,146
Deferred income taxes	1,468	2,445
Deferred revenues	106	58
Other long-term liabilities	403	386
Total liabilities	13,706	16,247
FIS stockholders’ equity:
Preferred stock, $0.01 par value, 200 shares authorized, none issued and outstanding as of December 31, 2017 and 2016	0	0
Common stock, $0.01 par value, 600 shares authorized, 432 and 431 shares issued as of December 31, 2017 and 2016, respectively	4	4
Additional paid in capital	10,534	10,380
Retained earnings	4,109	3,233
Accumulated other comprehensive earnings	(332)	(331)
Treasury stock, $0.01 par value, 99 and 103 shares as of December 31, 2017 and 2016, respectively, at cost	(3,604)	(3,611)
Total FIS stockholders’ equity	10,711	9,675
Noncontrolling interest	109	104
Total equity	10,820	9,779
Total liabilities and equity	$ 24,526	$ 26,026